59705 2/00
Prospectus Supplement
dated February 7, 2000 to:
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Putnam High Yield Trust
to Prospectuses dated December 30, 1999

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officer and the Credit Team of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Ms. Thomsen's length of service to the fund and her experience as a portfolio manager or investment analyst over at least the last five years are shown.

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Manager                       Since    Experience
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Rosemary H. Thomsen           1995     1986-Present     Putnam Management
Senior Vice President
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